Note 8 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2022	2021
Deferred tax assets:
Net operating loss carryforward	$19,764,569	$18,449,694
Research and development tax credit carryforward	2,202,603	1,566,293
Stock-based compensation expense	330,553	129,475
Accrued expenses	663,211	69,940
Total deferred tax assets	22,960,936	20,215,402
Deferred tax liabilities
Depreciation	51,466	30,945
Net deferred tax assets	22,909,470	20,184,457
Valuation allowance	(22,909,470)	(20,184,457)
Net deferred tax asset after reduction for valuation allowance	$-0-	$-0-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2022	2021
U.S. federal statutory rate applied to pretax loss	21.0%	21.0%
State income tax (benefit)	3.9	4.0
Permanent differences	(0.0)	0.2
NOL carryforward expiration	(15.6)	(5.3)
R&D tax credits, net of expiration	4.6	2.0
Change in valuation allowance and other adjustments	(13.9)	(21.9)
Effective tax rate	0.0%	0.0%